RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Promissory note				$ 1,365,550
Preferred stock converted into common shares				14,705,144
Preferred stock, shares converted		$ 25,902	$ 164,893
Maturity date		Dec. 15, 2025
Common stock share prices					$ 0.0285
Note Payable to related party		$ 63,456		$ 63,456	$ 63,456
Accrued interest			$ 79,577	$ 9,527	6,346
Promissory Note [Member]
Maturity date		Dec. 31, 2025
Promissory note		$ 1,739,550
Convertible promissory note principal balance		1,829,550
Class A Convertible Preferred Stock [Member]
Preferred stock converted into common shares				4,040,000
Preferred stock, shares converted				$ 2,990,000
Common stock share prices				$ 0.029
Chief Executive Officer [Member]
Note Payable to related party				$ 415,000
Proceeds from borrowings, related party		489,000
Repayments of borrowings, related party		$ 25,000
Asset Purchase Agreement [Member]
Note Payable to related party	$ 63,456
Related party transaction, rate	5.00%
Related party transaction, amounts of transaction	$ 1,902
Maturity term period	three-year
Accrued interest				$ 9,527	$ 6,346